Consolidated Statements of Profit and Loss (Parentheticals) - R / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Profit or loss [abstract]
Diluted earnings per share (ZAR)	R 23.85	R 19.29	R 15.24